Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2.0	$ 1.6	$ 3.6	$ 2.1
United States | Geographic Concentration Risk | Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Concentration risk, percentage	92.80%		92.70%	97.20%
Various International Jurisdictions | Geographic Concentration Risk | Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Concentration risk, percentage	7.20%		7.30%	2.80%